UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                              ----------------------

Check here if Amendment [  ]; Amendment Number: ________
  This Amendment (Check only one.):   [  ] is a restatement.
                                      [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       M.D. Sass Investors Services, Inc.
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Address:    1185 Avenue of the Americas, 18th Floor
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            New York, NY  10036
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Form 13 F File Number: 28-04057

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Rosemary Mooney
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Title:        Vice President & Head of Operations
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Phone:        (212) 843-8956
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Signature, Place, and Date of Signing:

       /s/ R. Mooney                    New York, NY              May 29, 2007
-------------------------------   ------------------------     ----------------
         [Signature]                    [City, State]                [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             3
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Form 13F Information Table Entry Total:        11,878,959
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Form 13F Information Table Value Total:        302,277
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                                                (thousands)

List of Other Included managers:  1) Resurgence Asset Management, LLC,
                                  2) Resurgence Asset Management International, LLC, 3) Re/Enterprise Asset Management, LLC

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.     Form 13F File Number    Name

   1      28-801-57150            Resurgence Asset Management, LLC
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   2      28-801-54100            Resurgence Asset Management International, LLC
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   3      28-801-56388            Re/Enterprise Asset Management, LLC
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[Repeat as necessary.]